Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	12,525,515	2,802,867	230,503
Common stock, shares outstanding	12,525,515	2,802,867	230,503
Redeemable Mabvax Series A [Member]
Redeemable convertible preferred stock, shares authorized			956,240
Redeemable convertible preferred stock, shares issued			956,240
Redeemable convertible preferred stock, shares outstanding			956,240
Redeemable convertible preferred stock, aggregate liquidation value			$ 8,013,996
Redeemable Mabvax Series B [Member]
Redeemable convertible preferred stock, shares authorized			2,000,000
Redeemable convertible preferred stock, shares issued			891,485
Redeemable convertible preferred stock, shares outstanding			891,485
Redeemable convertible preferred stock, aggregate liquidation value			6,509,866
Redeemable Mabvax Ther. Series B [Member]
Redeemable convertible preferred stock, shares authorized	1,250,000	1,250,000
Redeemable convertible preferred stock, shares issued	0	1,250,000
Redeemable convertible preferred stock, shares outstanding	0	1,250,000
Redeemable convertible preferred stock, aggregate liquidation value		2,627,123
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, shares authorized		2,763,000
Convertible preferred stock, shares issued	1,593,389	1,593,389
Convertible preferred stock, shares outstanding		1,593,389
Convertible preferred stock, liquidation preference	2,860,233	2,860,233
Series C Convertible Preferred Stock [Member]
Preferred stock, shares authorized		200,000
Convertible preferred stock, shares issued	96,571	96,571
Convertible preferred stock, shares outstanding		96,571
Convertible preferred stock, liquidation preference	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Convertible preferred stock, shares issued	238,156	238,156
Convertible preferred stock, shares outstanding	238,156	238,156
Convertible preferred stock, liquidation preference	$ 2,382	$ 2,382